As filed with the Securities and Exchange Commission on May 15, 2012
Registration No.333-148723
Registration No.811-22172

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 (X)

Pre-Effective Amendment No. ( )
Post-Effective Amendment No. (36)
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 (X)
Amendment No. (39)

WORLD FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

8730 Stony Point Parkway, Suite 205, Richmond, VA 23235
(Address of Principal Executive Offices)

(804) 267-7400
(Registrant’s Telephone Number)

The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801
(Name and Address of Agent for Service)

With Copy to:

John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group
2041 West 141st Terrace, Suite 119
Leawood, KS 66224

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b).
[ x]	on June 1, 2012 pursuant to paragraph (b).
[ ]	60 days after filing pursuant to paragraph (a)(1).
[ ]	on ___________________________ pursuant to paragraph (a)(1).
[ ]	75 days after filing pursuant to paragraph (a)(2).
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

|_X_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: shares of beneficial interest.

This Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A (“PEA No. 36”) for World Funds Trust. (the “Trust”) applies only to the Sherwood Forest Alternative Fund series of shares offered by the Trust. PEA No. 36 is being filed solely to designate a new effective date for a previously filed post-effective amendment, Post-Effective Amendment No. 35 to the Trust’s Registration Statement on Form N-1A (“PEA No. 35”). PEA No. 35 was filed with the Commission on April 30, 2012 pursuant to paragraph (a) of Rule 485 under the Securities Act of 1933 and was scheduled to become effective on May 15, 2012. PEA No. 35 also applied only to the Sherwood Forest Alternative Fund. Part A (Prospectus) and Part B (Statement of Additional Information) of PEA No. 35 are incorporated herein by reference.

OTHER INFORMATION

Item 28. Exhibits:

(a)(1)		Certificate of Trust of World Funds Trust (formerly, Abacus World Funds Trust) (the "Registrant") dated April 9, 2007.1

(a)(2)		Certificate of Amendment dated January 7, 2008 to the Registrant’s Certificate of Trust dated April 9,

(a)(3)		Registrant’s Agreement and Declaration of Trust dated April 9, 2007, as revised June 23, 2008.2

(b) Registrant’s By-Laws dated April 9, 2007.1

(c)		Not applicable.

(d)(1)		Investment Advisory Agreement between the Registrant and Navigator Money Management, Inc. with respect to (Sector Rotation Fund (formerly The Navigator Fund).8

(d)(2)		Investment Advisory Agreement, dated January 29, 2009, between the Registrant and Sherwood Forest Capital Management, with respect to the Sherwood Forest Long/Short Fund. 8

(d)(3)		Investment Advisory Agreement between the Registrant and Union Street Partners, LLC with respect to the Umion Street Partners Value Fund.11

(d)(3)	(a)	Investment Sub-Advisory Agreement between Union Street Partners, LLC and McGinn Investment Management, Inc. with respect to the Umion Street Partners Value Fund.11

(d)(4)		Investment Advisory Agreement between the Registrant and Gibson Volatility Management, LLC with respect to the GVM Managed Volatility Fund.8

(e)(1)		Principal Underwriter Agreement dated October 1, 2008 between the Registrant and First Dominion Capital Corp.3.

(e)(2)		Amended and Restated Principal Underwriter Agreement dated October 1, 2008 between the Registrant and First Dominion Capital Corp.8

(f)		Not applicable.

	(g)	(1) Custody Agreement dated July 30, 2008 between the Registrant and UMB Bank, N.A.2

(g)(2)		Custodiy Agreement, dated June 15, 2008, between the Registrant and UMB Bank, N.A. with respect to the Commonwealth Small Cap Fund, the Frantzen Small Cap Growth Fund, the Frantzen Large Cap Growth Fund, the Frantzen Growth and Income Fund, and the Sherwood Forest Long/Short Fund.8

(g)(3)		Form of revised Appendix B and Appendix C to the Custody Agreement, dated June 15, 2008, between the Registrant and UMB Bank, N.A., to include Sector Rotation Fund (formerly The Navigator Fund).8

(g)(4)		Amended Appendix B and revised Appendix C to the Custody Agreement, dated June 15, 2008, between the Registrant and UMB Bank, N.A., to include the Union Street Partners Value Fund.8

(g)(5)		Amended Appendix B and revised Appendix C to the Custody Agreement, dated June 15, 2008, between the Registrant and UMB Bank, N.A., to include the GVM Managed Volatility Fund.8

(h)(1)(a) Administrative Services Agreement dated July 30, 2008 between the Registrant and Commonwealth Shareholder Services, Inc.3

(h)(1)(b) Schedule F to the Administrative Services Agreement.4

(h)(1)(c) Amended and Restated Administrative Services Agreement dated July 30, 2008, as amended and restated between the Registrant and Commonwealth Shareholder Services, Inc.4

(h)(1)(d) Amended and Restated Administrative Services Agreement between the Registrant and Commonwealth Shareholder Services, Inc.8

(h)(1)(e) Administrative Services Agreement, dated July 30, 2008, between the Registrant and Commonwealth Shareholder Services, Inc. with respect to the Commonwealth Quantitative Fund, the Commonwealth Small Cap Fund, the Frantzen Small Cap Growth Fund, the Frantzen Large Cap Growth Fund, the Frantzen Growth and Income Fund, and the Sherwood Long/Short Fund 8

(h)(1)(f) Schedule A to the Administrative Services Agreement, dated July 30, 2008, between the Registrant and Commonwealth Shareholder Services, Inc., with respect to the Sector Rotation Fund (formerly The Navigator Fund).8

(h)(1)(g) Schedule A to the Administrative Services Agreement, dated July 30, 2008, between the Registrant and Commonwealth Shareholder Services, Inc., with respect to the Union Street Partners Value Fund.8

(h)(1)(h) Schedule A to the Administrative Services Agreement, dated July 30, 2008, between the Registrant and Commonwealth Shareholder Services, Inc., with respect to the GVM Managed Volatility Fund.8

(h)(2)(a) Transfer Agency and Services Agreement dated October 1, 2008 between the Registrant and Commonwealth Fund Services, Inc.3

(h)(2)(b) Schedule [H] to the Transfer Agency and Services Agreement dated October 1, 2008 between the Registrant and Commonwealth Fund Services, Inc.4

(h)(2)(c) Amended and Restated Transfer Agency and Services Agreement between the Registrant and Commonwealth Fund Services.8

(h)(2)(d) Transfer Agency and Services Agreement, dated October 1, 2009, between the Registrant and Commonwealth Fund Services, Inc. with respect to the Commonwealth Quantitative Fund, the Commonwealth Small Cap Fund, the Frantzen Small Cap Growth Fund, the Frantzen Large Cap Growth Fund, the Frantzen Growth and Income Fund, and the Sherwood Forest Long/Short Fund.8

(h)(2)(e) Schedule C to the Transfer Agency and Services Agreement, dated October 1, 2009, between the Registrant and Commonwealth Fund Services, Inc., with respect to the Sector Rotation Fund (formerly The Navigator Fund).7

(h)(2)(f) Schedule C to the Transfer Agency and Services Agreement, dated October 1, 2009, between the Registrant and Commonwealth Fund Services, Inc., with respect to the Union Street Partners Value Fund.8

(h)(2)(g) Form of Schedule C to the Transfer Agency and Services Agreement, dated October 1, 2009, between the Registrant and Commonwealth Fund Services, Inc., with respect to the GVM Managed Volatility Fund.8

(h)(3)(a) Accounting Services Agreement dated July 30, 2008 between the Registrant and Commonwealth Fund Accounting, Inc.3

(h)(3)(b) Schedule F to the Accounting Services Agreement dated July 30, 2008 between the Registrant and Commonwealth Fund Accounting, Inc.4

(h)(3)(c) Amended and Restated Accounting Services Agreement between the Registrant and Commonwealth Fund Accounting, Inc.8

(h)(3)(d) Accounting Services Agreement, dated August 30, 2008, between the Registrant and Commonwealth Fund Accounting, Inc. with respect to the Commonwealth Quantitative Fund, the Commonwealth Small Cap Fund, the Frantzen Small Cap Growth Fund, the Frantzen Large Cap Growth Fund, the Frantzen Growth and Income Fund, and the Sherwood Forest Long/Short Fund.8

(h)(3)(e) Schedule A to the Accounting Services Agreement, dated August 30, 2008, between the Registrant and Commonwealth Fund Accounting, Inc., with respect to the Sector Rotation Fund (formerly The Navigator Fund).8

(h)(3)(f) Schedule A to the Accounting Services Agreement, dated August 30, 2008, between the Registrant and Commonwealth Fund Accounting, Inc., with respect to the Uion Street Partners Value Fund.8

(h)(3)(g) Schedule A to the Accounting Services Agreement, dated August 30, 2008, between the Registrant and Commonwealth Fund Accounting, Inc., with respect to the GVM Managed Volatility Fund.8

(h)(4)(a) Expense Limitation Agreement between the Registrant and Sherwood Forest Capital Management, with respect to Institutional Class Shares, Class P (Platform) Shares, Class A Shares, and Class C Shares of the Sherwood Forest Long/Short Fund.4

(h)(4)(b) Expense Limitation Agreement, dated August 8, 2009, between the Registrant and Commonwealth Capital Management, Inc. with respect to Class A Shares, Class C Shares, Class P Shares, and Institutional Class Shares with respect to the Commonwealth Quantitative Fund, Commonwealth Small Cap Fund, Frantzen Small Cap Growth Fund, Frantzen Large Cap Growth Fund and the Frantzen Growth and Income Fund.8

(h)(4)(d) Expense Limitation Agreement between the Registrant and Navigator Money Management, Inc. with respect to Class P Shares and No-Load Shares of the Sector Rotation Fund (formerly The Navigator Fund).8

(h)(4)(e) Expense Limitation Agreement between the Registrant and Union Street Partners, LLC with respect to the Class A and Class C shares of the Union Street Partners Value Fund.11

(h)(4)(f) Expense Limitation Agreement between the Registrant and Gibson Volatility Management, LLC with respect to the Advisor Shares, Class A Shares and Institutional Shares of the GVM Managed Volatility Fund.7

(h)(5)(a) Shareholder Services Plan dated October 1, 2008.3

(h)(5)(b) Revised Schedule A to the Shareholder Services Plan dated October 1, 2008.4

(h)(5)(c) Shareholder Services Plan, dated July 30, 2008, with Amended Schedule A (dated January 29, 2009) to include the Commonwealth Quantitative Fund, the Commonwealth Small Cap Fund, the Frantzen Small Cap Growth Fund, the Frantzen Large Cap Growth Fund, the Frantzen Growth and Income Fund, and the Sherwood Forest Long/Short Fund.6

(h)(5)(d) Amended Schedule A to the Shareholder Services Plan.8

(i)

(j)

(k)	Not applicable.

(l)(1)	Subscription Agreement dated July 30, 2008 between the Registrant, on behalf of the Commonwealth Small Cap Fund, and Mary T. Pasco, with respect to Institutional Class Shares of the Commonwealth Small Cap Fund.2

(m)(1)	Plans of Distribution Pursuant to Rule 12b-1dated October 1, 2008, with respect to Class A Shares, Class C Shares and Class P (Platform) Shares.3

(m)(2)	Revised Schedule A to the Plans of Distribution Pursuant to Rule 12b-1 dated October 1, 2008, with respect to Class A Shares, Class C Shares and Class P (Platform) Shares.4

(m)(3)	Distribution Plan Pursuant to Rule 12-1, dated October 1, 2008, for Class A Shares, Class C Shares and Class P Shares of the Commonwealth Quantitative Fund, the Commonwealth Small Cap Fund, the Frantzen Small Cap Growth Fund, the Frantzen Large Cap Growth Fund, the Frantzen Growth and Income Fund, and the Sherwood Forest Long/Short Fund.8

(m)(4) Revised Schedule A to the Distribution Plan Pursuant to Rule 12b-1. 8

(m)(5) Amended Schedule A to the Distribution Plan Pursuant to Rule 12b-1. 11

(n)(1)	Rule 18f-3 Multiple Class Plan with respect to Institutional Class Shares, Class A Shares, Class C Shares, and Class P (Platform) Shares of the Sherwood Forest Long/Short Fund.4

(n)(2)	Rule 18f-3 Multiple Class Plan with respect to Class P Shares and No-Load Shares of the Sector Rotation Fund (formerly The Navigator Fund).8

(n)(3)	Rule 18f-3 Multiple Class Plan with respect to Advisor Shares, Class A Shares and Institutional Shares of the GVM Managed Volatility Fund.8

(n)(4)	Rule 18f-3 Multiple Class Plan with respect to Class A Shares and Class C Shares of the Union Street Partners Value Fund. 11

(o)	Not applicable.

(p)(1)	Combined Code of Ethics for the Registrant, Commonwealth Capital Management, LLC (the investment adviser to the Commonwealth Small Cap Fund, Commonwealth Quantitative Fund, Frantzen Small Cap Growth Fund, Frantzen Large Cap Growth Fund, and Frantzen Growth and Income Fund), Investment Management of Virginia, LLC (the investment sub-adviser to the Commonwealth Small Cap Fund), and First Dominion Capital Corp. (the distributor for the Registrant).4

(p)(2)	Code of Ethics for Sherwood Forest Capital Management (the investment adviser to the Sherwood Forest Long/Short Fund).5

(p)(3)	Code of Ethics for Navigator Money Management, Inc. (the investment adviser to the Sector Rotation Fund (formerly The Navigator Fund)).8

(p)(4)	Code of Ethics for Union Street Partners, LLC.8

(p)(5)	Code of Ethics for Gibson Volatility Management, LLC.8

(q)	Powers of Attorney. 8

1	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on July 8, 2008
(File Nos. 333-148723 and 811-22172).
2	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on August 28, 2008
(File Nos. 333-148723 and 811-22172).
3	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on October 2, 2008
(File Nos. 333-148723 and 811-22172).
4	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on November 25, 2008
(File Nos. 333-148723 and 811-22172).
5	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on February 11, 2009
(File Nos. 333-148723 and 811-22172).
6	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on September 27, 2010
(File Nos. 333-148723 and 811-22172).
7	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on November 30, 2010
(File Nos. 333-148723 and 811-22172).
8	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on December 13, 2010
(File Nos. 333-148723 and 811-22172).
9	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on January 24, 2011 (file
Nos. 333-148723 and 811-22172).
10.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on February 16, 2011 (file
Nos. 333-148723 and 811-22172).
11.	Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on April 7, 2011 (file Nos.
333-148723 and 811-22172).

Item 29. Persons Controlled By or Under Common Control With Registrant

None.

Item 30. Indemnification

See Article VIII, Section 2 of the Registrant’s Agreement and Declaration of Trust and the section titled "Indemnification of Trustees, Officers, Employees and Other Agents" in the Registrant’s By- Laws.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“Securities Act”), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issues.

Item 31. Business and other Connections of the Investment Adviser

None

Item 32. Principal Underwriters

a)	First Dominion Capital Corp. also acts as underwriter to The World Funds, Inc., DGHM Investment Trust and World Insurance Trust.

b)	First Dominion Capital Corp. The information required by this Item 32(b) with respect to each director, officer or partner of FDCC is incorporated herein by reference to Schedule A of Form BD, filed by FDCC with the SEC pursuant to the Securities Exchange Act of 1934, as amended (File No. 8-33719).

c)	Not applicable.

Item 33. Location of Accounts and Records

The accounts, books or other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are kept in several locations:

a)	Sherwood Forest Capital Management, (records relating to its function as the investment adviser to the Sherwood Forest Alternative Fund).

b)	Commonwealth Fund Services, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 (records relating to its function as transfer agent to the Funds).

c)	Commonwealth Shareholder Services, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 (records relating to its function as administrator to the Funds).

d)	First Dominion Capital Corporation, 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 (records relating to its function as distributor to the Funds).

e)	Commonwealth Fund Accounting, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 (records relating to its function as fund accounting agent to the Funds).

f)	Union Street Partners LLC, 201 North Union Street, Suite 100, Alexandria, Virginia 22314 (records relating to its function as investment adviser to the Union Street Partners Value Fund).

Item 34. Management Services

There are no management-related service contracts not discussed in Parts A or B of this Form.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 36 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Richmond, Commonwealth of Virginia on the 15th day of May 2012.

WORLD FUNDS TRUST

By: * John Pasco, III
Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*John Pasco, III	Trustee and Chairman	May 15, 2012

*Anthony J. Hertl	Trustee	May 15, 2012

*David J. Urban	Trustee	May 15, 2012

*Mary Lou H. Ivey	Trustee	May 15, 2012

*Karen Shupe	Treasurer and Chief Financial Officer	May 15, 2012

*Lauren Jones	Secretary	May 15, 2012

*By: John Pasco, III
Attorney-in-fact pursuant to Powers of Attorney